UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    November 8, 2004
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        36

Form 13F Information Table Value Total:        $196837
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTO CULVER CO              COM              013068101     3807    87550 SH       SOLE                     5000             82550
AMERICAN INTL GROUP COM        COM              026874107     7530   110753 SH       SOLE                     4300            106453
AMGEN INC COM                  COM              031162100     6605   116256 SH       SOLE                     4200            112056
AUTOMATIC DATA PROCESS COM     COM              053015103     6310   152700 SH       SOLE                     7100            145600
AVERY DENNISON CORP COM        COM              053611109     6685   101629 SH       SOLE                     4600             97029
BED BATH & BEYOND INC COM      COM              075896100     5479   147650 SH       SOLE                     6800            140850
BICO INC COM                   COM              088766100        0    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     6959   137921 SH       SOLE                     6200            131721
CISCO SYS INC COM              COM              17275R102     4690   259113 SH       SOLE                    11800            247313
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       SOLE                                      28145
DU PONT E I DE NEMOURS COM     COM              263534109      918    21454 SH       SOLE                                      21454
DUKE ENERGY CORP COM           COM              264399106     3232   141200 SH       SOLE                                     141200
EXXON MOBIL CORP COM           COM              30231G102     9516   196905 SH       SOLE                     6500            190405
FISERV INC COM                 COM              337738108     4564   130925 SH       SOLE                     7700            123225
GENERAL DYNAMICS CORP COM      COM              369550108     6910    67676 SH       SOLE                     3300             64376
GENERAL ELEC CO COM            COM              369604103     7405   220528 SH       SOLE                     9600            210928
HOME DEPOT INC COM             COM              437076102     7624   194501 SH       SOLE                     7600            186901
ILLINOIS TOOL WKS INC COM      COM              452308109     6756    72510 SH       SOLE                     3000             69510
INTERNATIONAL BUS MACH COM     COM              459200101     5480    63916 SH       SOLE                     3100             60816
JOHNSON & JOHNSON COM          COM              478160104     8854   157187 SH       SOLE                     5500            151687
JOHNSON CTLS INC COM           COM              478366107      403     7100 SH       SOLE                                       7100
KINDER MORGAN ENERGY UT LTD PA COM              494550106     2396    51150 SH       SOLE                                      51150
MARSH & MCLENNAN COS COM       COM              571748102     5858   128005 SH       SOLE                     5700            122305
MCGRAW HILL COS INC COM        COM              580645109     7726    96952 SH       SOLE                     3900             93052
MEDTRONIC INC COM              COM              585055106     7606   146542 SH       SOLE                     6000            140542
MICROSOFT CORP COM             COM              594918104     6388   231020 SH       SOLE                    10800            220220
MORGAN STANLEY COM             COM              617446448     6101   123755 SH       SOLE                     4800            118955
PFIZER INC COM                 COM              717081103     5565   181864 SH       SOLE                     7900            173964
STAPLES INC COM                COM              855030102     4913   164750 SH       SOLE                     7500            157250
STRYKER CORP COM               COM              863667101     5844   121550 SH       SOLE                     5600            115950
T ROWE PRICE GROUP INC         COM              74144T108     6425   126126 SH       SOLE                     6200            119926
UNITEDHEALTH GROUP INC         COM              91324P102     7632   103500 SH       SOLE                     5000             98500
WAL MART STORES INC COM        COM              931142103      273     5124 SH       SOLE                                       5124
WALGREEN CO COM                COM              931422109     4870   135925 SH       SOLE                     6000            129925
WELLS FARGO & CO COM           COM              949746101     8225   137926 SH       SOLE                     4500            133426
BP P L C SPONSORED ADR         ADR              055622104     7289   126695 SH       SOLE                     5900            120795